Fair Value Measurements - Schedule of Financial Assets and Liabilities (Details) - Fair Value, Recurring [Member] - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Quoted Prices in Active Markets (Level 1) [Member]
Assets
Cash and cash equivalents	$ 113,254,440	$ 222,939
Quoted Prices in Active Markets (Level 1) [Member] | Company Public Warrants [Member]
Liabilities
Derivative warrant liabilities	12,248,864
Quoted Prices in Active Markets (Level 1) [Member] | Company Private Warrants [Member]
Liabilities
Derivative warrant liabilities
Quoted Prices in Active Markets (Level 1) [Member] | SAFE [Member]
Liabilities
Derivative warrant liabilities
Significant Other Observable Input (Level 2) [Member]
Assets
Cash and cash equivalents
Significant Other Observable Input (Level 2) [Member] | Company Public Warrants [Member]
Liabilities
Derivative warrant liabilities
Significant Other Observable Input (Level 2) [Member] | Company Private Warrants [Member]
Liabilities
Derivative warrant liabilities
Significant Other Observable Input (Level 2) [Member] | SAFE [Member]
Liabilities
Derivative warrant liabilities
Significant Other Unobservable Input (Level 3) [Member]
Assets
Cash and cash equivalents
Significant Other Unobservable Input (Level 3) [Member] | Company Public Warrants [Member]
Liabilities
Derivative warrant liabilities
Significant Other Unobservable Input (Level 3) [Member] | Company Private Warrants [Member]
Liabilities
Derivative warrant liabilities	$ 64,529,710
Significant Other Unobservable Input (Level 3) [Member] | SAFE [Member]
Liabilities
Derivative warrant liabilities		$ 6,406,878